Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Capital Stock

NOTE 8 - CAPITAL STOCK

On January 15, 2019, pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding MVC shares in consideration for issuance of 8,100,000 shares of EPHS common stock, par value $.001 per share.

On February 11, 2019, the Company issued 25,000 shares for cash.

On March 11, 2019, the Company further issued 736,036 shares of common stock for cash.

On June 14, 2019, the Company issued 2,250,000 shares of common stock to the owner of Redabe Holdings Inc. in compensation for advancing the Company CAD 2,375,000 (approximately $1,813,598) in the form of a mortgage to the Company’s subsidiary.

As of June 30, 2019, the Company had 74,410,628 shares of common stock outstanding.

NOTE 7 - CAPITAL STOCK

On February 27, 2018, pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Emerald, all of Emerald's outstanding debt to shareholders was forgiven, and Emerald became the wholly owned subsidiary of the Company in a reverse merger, or the Merger.

On February 27, 2018, pursuant to the Merger, all of the issued and outstanding shares of Emerald common stock were converted, at an exchange ratio of 200,000-for-1 into an aggregate of 20,000,000 shares of the Company's common stock.

On April 5, 2018 the Company issued 25,000 shares for services pursuant to a Consulting Agreement.

On September 6, 2018, the Company cancelled 75,000,000 outstanding shares.

On November 28, 2018, the Company issued 4,673,700 shares of common stock for cash.

As of December 31, 2018, the Company had 63,299,592 shares of common stock outstanding.